June 6, 2006	David Sikes David.Sikes@hellerehrman.com Direct +1.415 772.6529 Main +1.415.772.6000 Fax +1.415.772.1729
VIA EDGAR AND OVERNIGHT DELIVERY
Mail Stop 4561
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attn:	Jeffrey Shady, Esq.

Re:	LoopNet, Inc. Amendment No. 5 to Registration Statement on Form S-1 Filed June 6, 2006 File No. 333-132138
Mr. Shady:
     Per your conversation with Karen Dempsey of our office of yesterday, please find enclosed two copies of Amendment No. 5 (the “Amendment”) filed by LoopNet, Inc. (the “Company”), relating to the Company’s Registration Statement on Form S-1 (file No. 333-132138), as amended by Amendment No. 1, Amendment No. 2, Amendment No. 3, and Amendment No. 4 (the “Form S-1”), and marked against Amendment No. 4 to the Form S-1.
     The Amendment incorporates a few minor clean-up changes from Amendment No. 4, as previously filed with the Company’s 424(a) prospectus, filed on May 18, 2006. In addition, the Amendment makes certain minor changes to the 5% Stockholders, Directors and Executive Officers and Other Selling Stockholders tables (and the footnotes thereto) in the “Principal and Selling Stockholders” section of the S-1. The number of shares of the Company deemed to be beneficially owned by listed members of PropertyFirst, LLC through PropertyFirst, LLC was slightly decreased. These changes are the result of the Company’s recalculation of the allocation amongst the members of PropertyFirst, LLC of the 8,750,002 shares of the Company held by PropertyFirst, LLC, due to the Company’s confirmation that a warrant for 14,000 membership units of PropertyFirst, LLC, which the Company had believed to have expired, in fact remained outstanding. Pursuant to the Merger Agreement between PropertyFirst.com, Inc. and LoopNet, Inc. of 2001, this warrant converted into the right to receive membership units of PropertyFirst, LLC rather than the right to receive shares of PropertyFirst.com, Inc. The warrantholder is entitled to be allocated an estimated 4,292 shares of the Company, assuming a cash exercise of the warrant. The reallocation of the Company’s shares held by PropertyFirst, LLC among its members does not impact the number of the
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Company’s shares being sold by PropertyFirst, LLC, by members of PropertyFirst, LLC, or by the selling stockholders as a whole, nor does it impact the Company's shares outstanding after the offering or affect the S-1 other than in the 5% Stockholders table. The Company notes that, with the exception of the percentage held by Brentwood Associates IX, L.P., no percentage of shares owned in that table changed. The Company further confirms that no new selling stockholders have been added by this Amendment. Rather, the changes are a minor reallocation of holdings by existing stockholders who hold shares through PropertyFirst, LLC. Finally, Amendment No. 5 references the Company’s reincorporation into Delaware, which occurred on May 30, 2006.
     Please direct your questions or comments to me via facsimile at (415) 772-1729, or by phone to Karen A. Dempsey of this office at (415) 772-6540 or me at (415) 772-6529. Thank you for your assistance.
Very truly yours,
David Sikes
HELLER EHRMAN LLP

cc:	Richard J. Boyle, Jr., LoopNet, Inc. Rick Kline, Ernst & Young LLP